Accounts receivable, net	12 Months Ended
Dec. 31, 2015
Accounts receivable, net [Abstract]
Accounts receivable, net
6.	Accounts receivable, net

	As of December 31,
	2014	2015
	RMB'000	RMB'000

Accounts receivable	204,541	353,364
Less: allowance for doubtful receivables	—	4,870
Accounts receivable, net	204,541	348,494

The following table summarized the details of the Company's allowance for doubtful accounts:

	For the year ended December 31,
	2013	2014	2015
	RMB'000	RMB'000	RMB'000

Balance at beginning of the year	—	—	—
Additions charged to general and administrative expenses	—	—	4,870
Balance at end of the year	—	—	4,870